FAIR VALUE MEASUREMENTS - EARNOUT (Details - Assumptions)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	40%	40%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	3.6%	4.9% - 5.3%
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	0.5	0.4 - 1.4
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions	0.00%	0.00%